Intangible Assets, Net - Summary of intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, Net
Total gross value	¥ 87,112	¥ 83,932
Less: amortization	(55,136)	(42,880)
impairment	(11,926)	(11,926)
Net book value	20,050	29,126
Computer software
Intangible assets, Net
Total gross value	21,918	24,307
Licensed copyrights of reading content
Intangible assets, Net
Total gross value	48,016	43,788
Audio content
Intangible assets, Net
Total gross value	17,041	15,646
Trademark and domain name
Intangible assets, Net
Total gross value	¥ 137	¥ 191